Financial Instruments	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Financial instruments
15.	Financial instruments

Set out below is an overview of financial instruments, held by the Group as at 31 December 2018 and 30 June 2019:

	Amortized costs	Financial liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
	US$’000	US$’000	US$’000	US$’000
31 December 2018
Financial assets
Current
Marketable securities held in trust account	15,196	–	–	15,196
Trade and other receivables	4,670	–	–	4,670
Other current financial assets	629	–	–	629
Cash and cash equivalents	2,604	–	–	2,604
	23,099	–	–	23,099
Non-current
Non-current financial assets	472	–	–	472
Total financial assets	23,571	–	–	23,571

Financial liabilities
Current
Trade and other payables, excluding deferred government grants	–	–	19,579	19,579
Loan from shareholders	–	–	15,188	15,188
Interest-bearing loans and borrowings	–	–	42,147	42,147
	–	–	76,914	76,914
Non-current
Interest-bearing loans and borrowings	–	–	17,216	17,216
Trade and other payables, excluding deferred government grants	–	–	282	282
Total financial liabilities	–	–	94,412	94,412

Set out below is an overview of financial instruments, held by the Group as at 31 December 2018 and 30 June 2019:

	Amortized costs	Financial liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
	US$’000	US$’000	US$’000	US$’000
30 June 2019
Financial assets
Current
Trade and other receivables	2,420	–	–	2,420
Other current financial assets	564	–	–	564
Cash and cash equivalents	2,509	–	–	2,509
	5,493	–	–	5,493
Non-current
Non-current financial assets	425	–	–	425
Total financial assets	5,918	–	–	5,918

Financial liabilities
Current
Trade and other payables, excluding deferred government grants	–	–	11,932	11,932
Loan from shareholders	–	–	532	532
Interest-bearing loans and borrowings	–	–	30,343	30,343
	–	–	42,807	42,807
Non-current
Interest-bearing loans and borrowings	–	–	16,993	16,993
Trade and other payables, excluding deferred government grants	–	–	275	275
Total financial liabilities	–	–	60,075	60,075

The Group with the assistance of an external appraiser, measures financial instruments such as convertible preference shares and warrants at fair value at each reporting date. The following table shows the information about fair value measurements using significant unobservable inputs (Level 2).

Fair value measurement hierarchy for liabilities as at 31 December 2018 and 30 June 2019:

Level 2	Date of valuation	$’000

Unsecured term loans	31 December 2018	10,765

Unsecured term loans	30 June 2019	7,036

The fair value of the unsecured term loan approximates its carrying amount due to its maturity of less than one year.